UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Core Plus Bond Fund	October 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 3.79%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	41,583	$49,561
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	7,848	8,402
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.366% 2/25/42 ●	52,801	61,467
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	149	159
Series 1996-46 ZA 7.50% 11/25/26	40,451	45,793
Series 2002-83 GH 5.00% 12/25/17	65,304	67,403
Series 2005-70 PA 5.50% 8/25/35	11,246	12,675
Series 2008-15 SB 6.403% 8/25/36 ●∑	29,382	5,840
Series 2010-129 SM 5.803% 11/25/40 ●∑	199,731	32,243
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,139,090
Series 2011-15 SA 6.863% 3/25/41 ●∑	191,203	43,805
Series 2012-122 SD 5.903% 11/25/42 ●∑	191,692	46,063
Series 2013-38 AI 3.00% 4/25/33 ∑	494,705	71,120
Series 2013-43 IX 4.00% 5/25/43 ∑	691,797	168,249
Series 2013-44 DI 3.00% 5/25/33 ∑	744,263	106,702
Series 2014-68 BS 5.953% 11/25/44 ●∑	257,738	54,578
Series 2014-90 SA 5.953% 1/25/45 ●∑	729,600	163,361
Series 2015-27 SA 6.253% 5/25/45 ●∑	95,664	23,248
Series 2015-44 Z 3.00% 9/25/43	192,917	182,966
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18	56,743	58,636
Series 3656 PM 5.00% 4/15/40	172,300	189,520
Series 4120 IK 3.00% 10/15/32 ∑	385,716	52,807
Series 4146 IA 3.50% 12/15/32 ∑	203,992	32,621
Series 4159 KS 5.954% 1/15/43 ●∑	174,357	42,569
Series 4185 LI 3.00% 3/15/33 ∑	183,115	25,817
Series 4191 CI 3.00% 4/15/33 ∑	80,804	10,845
Series 4435 DY 3.00% 2/15/35	162,000	159,693
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	22,359	26,557
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	615,236
Series 2010-113 KE 4.50% 9/20/40	245,000	271,172
Series 2015-133 AL 3.00% 5/20/45	214,000	205,610
Total Agency Collateralized Mortgage Obligations (cost $4,896,224)		4,973,808

Agency Mortgage-Backed Securities – 26.49%
Fannie Mae
10.50% 6/1/30	10,201	10,409

NQ-023 [10/15] 12/15 (15596)     1

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
2.415% 5/1/43 ●	65,061	$66,177
2.457% 11/1/35 ●	21,217	22,580
2.519% 7/1/36 ●	56,395	60,176
2.553% 6/1/43 ●	21,834	22,308
2.576% 8/1/35 ●	18,664	19,762
2.913% 7/1/45 ●	36,683	37,551
3.184% 4/1/44 ●	51,276	53,121
3.26% 3/1/44 ●	87,717	91,160
3.282% 9/1/43 ●	60,875	63,211
Fannie Mae S.F. 15 yr
2.50% 10/1/27	24,582	25,223
2.50% 12/1/27	64,823	66,516
2.50% 4/1/28	39,783	40,821
2.50% 9/1/28	89,320	91,757
3.00% 9/1/30	113,697	118,439
3.50% 4/1/26	274,623	291,626
3.50% 6/1/26	714,071	755,119
3.50% 7/1/26	76,757	81,296
3.50% 11/1/26	33,949	35,961
3.50% 8/1/29	139,008	146,847
3.50% 4/1/30	63,969	68,013
4.00% 4/1/24	26,298	27,876
4.00% 5/1/24	223,448	235,682
4.00% 5/1/25	29,500	31,352
4.00% 11/1/25	145,554	154,674
4.00% 12/1/26	47,728	50,601
4.00% 1/1/27	338,312	359,554
4.50% 4/1/18	4,063	4,207
5.00% 12/1/20	5,408	5,771
5.00% 6/1/23	10,332	11,072
8.00% 10/1/16	1,062	1,073
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/31	392,000	397,375
3.00% 1/1/31	251,000	260,072
Fannie Mae S.F. 20 yr
3.00% 2/1/33	7,016	7,260
3.00% 8/1/33	38,735	40,128
4.00% 1/1/31	12,889	13,862
4.00% 2/1/31	40,483	43,539
Fannie Mae S.F. 30 yr
3.00% 7/1/42	54,650	55,445
3.00% 10/1/42	913,144	925,877

2     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 12/1/42	70,239	$71,209
3.00% 1/1/43	317,368	321,654
3.00% 5/1/43	445,814	451,851
3.50% 5/1/45	268,020	279,817
3.50% 8/1/45	2,101,458	2,189,703
4.50% 7/1/36	31,457	34,199
4.50% 11/1/40	70,171	76,238
4.50% 3/1/41	86,391	93,820
4.50% 4/1/41	109,927	119,465
4.50% 7/1/41	38,374	41,699
4.50% 8/1/41	44,698	49,411
4.50% 1/1/42	1,254,534	1,363,717
4.50% 9/1/42	822,463	896,072
4.50% 11/1/43	120,178	130,848
4.50% 5/1/44	593,950	646,972
4.50% 6/1/44	88,335	95,927
4.50% 9/1/44	1,004,742	1,094,834
4.50% 10/1/44	370,979	404,259
4.50% 2/1/45	946,794	1,031,277
5.00% 10/1/35	61,701	68,015
5.00% 11/1/35	24,685	27,203
5.00% 2/1/36	8,324	9,175
5.00% 4/1/37	14,274	15,735
5.00% 8/1/37	3,720	4,098
5.00% 2/1/38	12,655	13,941
5.50% 12/1/32	2,684	3,022
5.50% 2/1/33	36,599	41,174
5.50% 4/1/34	14,589	16,419
5.50% 5/1/34	145,487	163,956
5.50% 11/1/34	14,447	16,290
5.50% 12/1/34	306,582	345,994
5.50% 3/1/35	29,036	32,728
5.50% 4/1/35	92,146	103,938
5.50% 5/1/35	24,932	28,141
5.50% 6/1/35	10,518	11,743
5.50% 12/1/35	14,251	15,998
5.50% 1/1/36	65,977	74,448
5.50% 4/1/36	301,106	338,534
5.50% 5/1/36	6,993	7,862
5.50% 7/1/36	4,112	4,637
5.50% 9/1/36	13,788	15,557
5.50% 11/1/36	12,572	14,082

NQ-023 [10/15] 12/15 (15596)     3

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 1/1/37	53,143	$59,575
5.50% 2/1/37	35,395	39,629
5.50% 4/1/37	105,562	118,384
5.50% 8/1/37	40,272	45,398
5.50% 9/1/37	70,218	78,690
5.50% 1/1/38	732,634	824,751
5.50% 2/1/38	131,498	148,354
5.50% 4/1/38	66,981	75,054
5.50% 6/1/38	112,778	126,296
5.50% 9/1/38	105,173	118,434
5.50% 12/1/38	467,810	527,935
5.50% 1/1/39	51,450	57,554
5.50% 2/1/39	180,149	202,990
5.50% 12/1/39	134,687	151,630
5.50% 7/1/40	104,210	117,340
5.50% 9/1/41	569,751	638,587
6.00% 6/1/36	4,877	5,533
6.00% 12/1/36	4,961	5,652
6.00% 2/1/37	16,831	19,099
6.00% 6/1/37	2,792	3,185
6.00% 7/1/37	2,750	3,114
6.00% 8/1/37	249,618	283,487
6.00% 9/1/37	5,435	6,165
6.00% 11/1/37	5,994	6,788
6.00% 5/1/38	6,417	7,280
6.00% 7/1/38	1,808	2,048
6.00% 9/1/38	203,310	230,787
6.00% 10/1/38	7,511	8,525
6.00% 9/1/39	149,957	170,101
6.00% 3/1/40	22,072	25,066
6.00% 4/1/40	38,595	43,780
6.00% 9/1/40	20,732	23,523
6.00% 11/1/40	7,797	8,919
6.00% 5/1/41	458,167	519,701
8.00% 2/1/30	17,276	17,612
10.00% 7/1/20	2,695	2,991
10.00% 5/1/22	1,715	1,860
10.00% 2/1/25	33,692	36,840
Fannie Mae S.F. 30 yr TBA
3.00% 12/1/45	5,671,000	5,718,140
3.00% 1/1/46	4,287,000	4,312,253
4.50% 12/1/45	1,549,000	1,676,575

4     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
4.50% 1/1/46	209,000	$225,950
Freddie Mac ARM
2.374% 10/1/36 ●	42,156	44,774
2.477% 7/1/36 ●	19,096	20,328
2.958% 10/1/45 ●	78,000	79,785
Freddie Mac S.F. 15 yr
3.50% 11/1/25	12,796	13,522
3.50% 6/1/26	14,164	14,966
3.50% 1/1/27	11,693	12,354
4.00% 12/1/24	22,604	24,084
4.00% 5/1/25	8,163	8,703
4.00% 8/1/25	30,110	32,100
4.00% 4/1/26	32,860	34,659
4.50% 8/1/24	47,997	51,933
4.50% 9/1/26	35,042	37,892
Freddie Mac S.F. 20 yr
3.00% 6/1/34	20,843	21,570
Freddie Mac S.F. 30 yr
3.00% 10/1/42	65,201	65,950
3.00% 11/1/42	90,789	92,032
3.50% 8/1/45	383,773	399,752
4.50% 10/1/39	53,978	58,554
4.50% 4/1/41	177,792	193,009
4.50% 3/1/42	312,439	340,384
5.50% 3/1/34	5,843	6,515
5.50% 12/1/34	5,453	6,086
5.50% 6/1/36	3,390	3,766
5.50% 11/1/36	7,991	8,874
5.50% 7/1/37	5,394	6,006
5.50% 9/1/37	7,804	8,704
5.50% 4/1/38	164,276	183,288
5.50% 7/1/38	28,064	31,269
5.50% 8/1/38	18,124	20,185
5.50% 6/1/39	29,407	32,733
5.50% 3/1/40	19,069	21,266
5.50% 8/1/40	69,125	76,963
5.50% 1/1/41	22,625	25,243
5.50% 6/1/41	132,032	147,252
6.00% 2/1/36	12,144	13,886
6.00% 1/1/38	7,401	8,381
6.00% 6/1/38	20,533	23,248
6.00% 8/1/38	123,323	141,214

NQ-023 [10/15] 12/15 (15596)     5

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 5/1/40	47,358	$54,023
6.00% 7/1/40	47,053	53,088
8.00% 5/1/31	42,703	48,760
10.00% 1/1/19	2,944	3,179
11.50% 3/1/16	17	17
GNMA I S.F. 30 yr
5.00% 6/15/40	10,688	11,831
7.50% 1/15/32	7,402	9,019
Total Agency Mortgage-Backed Securities (cost $34,653,752)		34,745,877

Collateralized Debt Obligations – 1.31%
Avery Point III CLO
Series 2013-3A A 144A 1.715% 1/18/25 #●	250,000	245,650
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 1.807% 7/20/26 #●	500,000	495,450
Cent CLO 21
Series 2014-21A A1B 144A 1.713% 7/27/26 #●	250,000	246,425
Magnetite IX
Series 2014-9A A1 144A 1.74% 7/25/26 #●	495,000	489,209
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 1.718% 7/15/27 #●	250,000	246,300
Total Collateralized Debt Obligations (cost $1,743,541)		1,723,034

Commercial Mortgage-Backed Securities – 5.77%
Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 ●	180,000	180,249
Series 2007-4 AM 5.809% 2/10/51 ●	80,000	84,948
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	65,000	68,357
CD Commercial Mortgage Trust
Series 2005-CD1 AJ 5.255% 7/15/44 ●	14,409	14,402
Series 2005-CD1 C 5.255% 7/15/44 ●	30,000	29,982
CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A 3.759% 4/15/44 #	33,600	33,802
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.711% 12/10/49 ●	65,000	67,582
Series 2014-GC25 A4 3.635% 10/10/47	120,000	124,207
Series 2015-GC27 A5 3.137% 2/10/48	45,000	44,679
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	90,000	94,501
Series 2014-CR20 A4 3.59% 11/10/47	55,000	56,864
Series 2014-CR20 AM 3.938% 11/10/47	410,000	429,364

6     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2014-CR21 A3 3.528% 12/10/47	30,000	$30,861
Series 2015-3BP A 144A 3.178% 2/10/35 #	190,000	189,632
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	80,000	82,768
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	100,000	112,186
Series 2011-LC1A C 144A 5.607% 11/10/46 #●	145,000	161,791
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K038 A2 3.389% 3/25/24 ⧫	115,000	121,545
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.63% 11/25/49 #●	210,000	223,427
Series 2011-K13 B 144A 4.60% 1/25/48 #●	100,000	107,207
Series 2011-K15 B 144A 4.948% 8/25/44 #●	75,000	82,645
Series 2012-K18 B 144A 4.265% 1/25/45 #●	55,000	58,564
Series 2012-K19 B 144A 4.036% 5/25/45 #●	20,000	21,185
Series 2012-K22 B 144A 3.687% 8/25/45 #●	85,000	86,441
Series 2012-K22 C 144A 3.687% 8/25/45 #●	70,000	70,460
Series 2012-K707 B 144A 3.883% 1/25/47 #●	35,000	36,044
Series 2012-K708 B 144A 3.754% 2/25/45 #●	155,000	160,903
Series 2012-K708 C 144A 3.754% 2/25/45 #●	25,000	25,481
Series 2012-K711 B 144A 3.562% 8/25/45 #●	265,000	272,866
Series 2013-K26 C 144A 3.599% 12/25/45 #●	45,000	43,761
Series 2013-K30 C 144A 3.556% 6/25/45 #●	85,000	83,374
Series 2013-K31 C 144A 3.627% 7/25/46 #●	255,003	252,745
Series 2013-K33 B 144A 3.503% 8/25/46 #●	65,000	63,549
Series 2013-K33 C 144A 3.503% 8/25/46 #●	25,000	23,960
Series 2013-K712 B 144A 3.371% 5/25/45 #●	245,000	250,829
Series 2013-K712 C 144A 3.371% 5/25/45 #●	300,000	299,302
Series 2013-K713 B 144A 3.165% 4/25/46 #●	140,000	142,131
Series 2013-K713 C 144A 3.165% 4/25/46 #●	140,000	139,006
Series 2014-K716 C 144A 3.954% 8/25/47 #●	60,000	61,227
Series 2015-K47 B 144A 3.60% 6/25/48 #●	25,000	22,495
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	300,000	311,662
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	245,000	266,907
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	165,214
Series 2015-GC32 A4 3.764% 7/10/48	55,000	57,424
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	100,000	100,108
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	115,000	115,158

NQ-023 [10/15] 12/15 (15596)     7

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	185,000	$179,944
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	59,165	59,049
Series 2014-C22 B 4.561% 9/15/47 ●	35,000	36,135
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.507% 8/12/37 ●	35,000	38,040
Series 2005-LDP4 AJ 5.04% 10/15/42 ●	16,005	16,001
Series 2005-LDP5 D 5.546% 12/15/44 ●	60,000	59,862
Series 2006-LDP8 AM 5.44% 5/15/45	100,000	102,449
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	7,704	7,752
Series 2006-C6 AJ 5.452% 9/15/39 ●	115,000	118,393
Series 2006-C6 AM 5.413% 9/15/39	350,000	360,853
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	30,000	30,769
Series 2015-C22 A3 3.046% 4/15/48	60,000	58,717
Series 2015-C23 A4 3.719% 7/15/50	215,000	223,445
Series 2015-C26 A5 3.531% 11/15/48	140,000	144,196
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.239% 11/14/42 ●	24,860	24,861
Series 2005-HQ7 C 5.239% 11/14/42 ●	120,000	119,857
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	95,455
Series 2006-T21 AM 5.204% 10/12/52 ●	48,579	48,569
Series 2006-TOP23 A4 5.843% 8/12/41 ●	69,504	70,669
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	110,000	113,702
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	65,000	65,742
Series 2015-NXS3 A4 3.617% 9/15/57	90,000	92,620
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	30,000	31,733
Total Commercial Mortgage-Backed Securities (cost $7,636,289)		7,570,608

Convertible Bonds – 0.31%
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18 @	24,000	24,165
Ares Capital 5.75% exercise price $18.36, expiration date
2/1/16	20,000	20,175
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	25,000	26,328
Blucora 4.25% exercise price $21.66, expiration date
3/29/19	5,000	4,537

8     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Chesapeake Energy 2.50% exercise price $47.55,
expiration date 5/15/37		11,000	$9,460
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #		14,000	19,303
General Cable 4.50% exercise price $33.77, expiration
date 11/15/29 @ϕ		28,000	19,233
Gilead Sciences 1.625% exercise price $22.53, expiration
date 4/29/16		7,000	33,438
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32		9,000	7,504
Hologic 2.00% exercise price $31.17, expiration date
2/27/42 ϕ		19,000	25,591
Intel 3.25% exercise price $21.47, expiration date 8/1/39		19,000	31,291
Jefferies Group 3.875% exercise price $44.69, expiration
date 10/31/29		32,000	32,840
Meritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ		39,000	38,537
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31		27,000	27,169
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17		44,000	55,467
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19 @		26,000	19,744
Vector Group 2.50% exercise price $15.98, expiration date
1/14/19 ●		8,000	12,549
Total Convertible Bonds (cost $362,724)			407,331

Corporate Bonds – 31.69%
Banking – 4.56%
Banco Bilbao Vizcaya Argentaria Colombia 144A
4.875% 4/21/25 #		150,000	147,000
Bank of America
3.875% 8/1/25		40,000	40,779
3.95% 4/21/25		530,000	522,526
Bank of New York Mellon 2.15% 2/24/20		30,000	30,024
BB&T 5.25% 11/1/19		322,000	354,496
BBVA Bancomer 144A 7.25% 4/22/20 #		100,000	111,508
Citigroup 4.45% 9/29/27		95,000	95,132
City National 5.25% 9/15/20		110,000	123,986
Compass Bank 3.875% 4/10/25		250,000	233,258
Fifth Third Bancorp 2.875% 7/27/20		50,000	50,395
Finnvera 144A 2.375% 6/4/25 #		200,000	196,803
Goldman Sachs Group 5.20% 12/17/19	NZD	43,000	30,372
JPMorgan Chase 4.25% 10/1/27		285,000	286,709

NQ-023 [10/15] 12/15 (15596)     9

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
3.30% 6/1/25	250,000	$248,499
5.45% 3/3/16	250,000	253,693
Morgan Stanley 3.95% 4/23/27	20,000	19,498
MUFG Americas Holdings 3.00% 2/10/25	185,000	176,920
Nordea Bank 144A 6.125% 12/29/49 #●	200,000	198,250
PNC Bank
1.85% 7/20/18	250,000	250,681
2.30% 6/1/20	335,000	334,055
Santander UK 144A 5.00% 11/7/23 #	200,000	208,924
Santander UK Group Holdings 144A 4.75% 9/15/25 #	200,000	200,082
State Street
2.55% 8/18/20	120,000	121,317
3.55% 8/18/25	150,000	154,194
U.S. Bancorp 3.60% 9/11/24 @	125,000	127,751
UBS Group Funding Jersey 144A 4.125% 9/24/25 #	200,000	201,289
USB Capital IX 3.50% 10/29/49 @●	705,000	561,188
Wells Fargo 4.30% 7/22/27	175,000	180,839
Woori Bank
144A 2.875% 10/2/18 #	200,000	204,829
144A 4.75% 4/30/24 #	200,000	206,689
Zions Bancorporation 4.50% 6/13/23	105,000	108,527
		5,980,213
Basic Industry – 2.21%
ArcelorMittal 10.60% 6/1/19	330,000	366,300
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	200,000	204,750
Brambles USA 144A 4.125% 10/23/25 #	140,000	140,559
CF Industries
6.875% 5/1/18	210,000	232,536
7.125% 5/1/20	275,000	320,758
Dow Chemical 8.55% 5/15/19	479,000	576,524
Georgia-Pacific
144A 2.539% 11/15/19 #	165,000	165,717
8.00% 1/15/24	100,000	128,361
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	99,985
Grace (W.R.) 144A 5.125% 10/1/21 #	60,000	62,550
INVISTA Finance 144A 4.25% 10/15/19 #	120,000	117,900
Methanex 4.25% 12/1/24	150,000	142,643
NOVA Chemicals 144A 5.00% 5/1/25 #	60,000	60,150
OCP 144A 4.50% 10/22/25 #	200,000	192,321
PPG Industries 2.30% 11/15/19	85,000	84,884
		2,895,938

10     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage – 0.23%
Jefferies Group
6.45% 6/8/27	60,000	$62,827
6.50% 1/20/43	50,000	49,091
Lazard Group
3.75% 2/13/25	125,000	117,189
6.85% 6/15/17	64,000	68,624
		297,731
Capital Goods – 1.43%
AECOM 144A 5.875% 10/15/24 #	600,000	621,750
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	325,000	285,187
Cemex Finance 144A 9.375% 10/12/22 #	200,000	218,500
Embraer Netherlands Finance 5.05% 6/15/25	45,000	43,200
Fortune Brands Home & Security 3.00% 6/15/20	70,000	70,378
Masco 4.45% 4/1/25	75,000	75,375
Parker-Hannifin 3.30% 11/21/24	10,000	10,186
Rolls-Royce 144A 3.625% 10/14/25 #	400,000	405,936
Union Andina de Cementos 144A 5.875% 10/30/21 #	150,000	150,563
		1,881,075
Communications – 4.35%
21st Century Fox America
144A 3.70% 10/15/25 #	105,000	105,228
144A 4.95% 10/15/45 #	100,000	102,720
American Tower Trust I 144A 3.07% 3/15/23 #	210,000	205,558
AT&T
4.50% 5/15/35	80,000	75,065
4.75% 5/15/46	200,000	184,340
CBS 4.00% 1/15/26	75,000	74,960
CC Holdings GS V 3.849% 4/15/23	100,000	99,054
CCO Safari II 144A 4.908% 7/23/25 #	240,000	244,323
Columbus International 144A 7.375% 3/30/21 #	200,000	208,750
Crown Castle Towers 144A 4.883% 8/15/20 #	505,000	546,898
CSC Holdings 5.25% 6/1/24	525,000	463,045
Digicel Group 144A 8.25% 9/30/20 #	200,000	178,000
DISH DBS 5.00% 3/15/23	310,000	287,525
Frontier Communications
144A 10.50% 9/15/22 #	80,000	83,200
144A 11.00% 9/15/25 #	175,000	183,859
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,971
Intelsat Luxembourg 8.125% 6/1/23	463,000	276,643
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	165,500
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	196,497
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	158,637

NQ-023 [10/15] 12/15 (15596)     11

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Scripps Networks Interactive 3.95% 6/15/25	80,000	$76,714
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	420,000	412,166
Sky 144A 3.75% 9/16/24 #	200,000	199,699
Sprint 7.125% 6/15/24	660,000	581,213
Time Warner 4.85% 7/15/45	75,000	74,813
Time Warner Cable 5.50% 9/1/41	70,000	64,458
Verizon Communications
4.40% 11/1/34	100,000	94,289
4.862% 8/21/46	240,000	230,649
WPP Finance 2010 5.625% 11/15/43	30,000	31,181
		5,703,955
Consumer Cyclical – 2.21%
AutoNation
3.35% 1/15/21	25,000	25,271
4.50% 10/1/25	70,000	71,829
CDK Global 4.50% 10/15/24	115,000	113,496
CVS Health 144A 5.00% 12/1/24 #	555,000	617,578
General Motors Financial
3.20% 7/13/20	10,000	9,932
3.45% 4/10/22	160,000	156,467
4.00% 1/15/25	135,000	132,616
4.30% 7/13/25	30,000	30,589
4.375% 9/25/21	90,000	93,495
Harman International Industries 4.15% 5/15/25	205,000	200,631
Hyundai Capital America 144A 2.125% 10/2/17 #	130,000	130,319
Lowe’s 3.375% 9/15/25	100,000	101,677
Marriott International 3.375% 10/15/20	100,000	103,250
MGM Resorts International 6.00% 3/15/23	180,000	183,150
QVC
4.375% 3/15/23	270,000	260,783
5.45% 8/15/34	120,000	107,240
Signet UK Finance 4.70% 6/15/24	155,000	155,739
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @	210,000	205,663
4.50% 10/1/34 @	20,000	18,293
Tupy Overseas 144A 6.625% 7/17/24 #@	200,000	179,750
		2,897,768
Consumer Non-Cyclical – 2.09%
Becton Dickinson 6.375% 8/1/19	185,000	210,246
Boston Scientific 6.00% 1/15/20	240,000	269,064
Campbell Soup 3.30% 3/19/25	160,000	157,143
Community Health Systems 6.875% 2/1/22	590,000	597,375

12     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
EMD Finance 144A 2.95% 3/19/22 #	80,000	$78,796
Express Scripts Holding
2.25% 6/15/19	95,000	95,074
3.50% 6/15/24	55,000	54,418
JB 144A 3.75% 5/13/25 #	150,000	146,603
JBS Investments 144A 7.75% 10/28/20 #	200,000	214,100
PepsiCo 4.45% 4/14/46	95,000	97,499
Perrigo Finance 3.50% 12/15/21	400,000	391,911
Reynolds American
2.30% 6/12/18	120,000	121,813
4.00% 6/12/22	15,000	15,746
5.85% 8/15/45	40,000	44,537
St. Jude Medical 2.80% 9/15/20	75,000	75,525
Stryker 3.375% 11/1/25	65,000	65,053
Sysco 2.60% 10/1/20	110,000	111,202
		2,746,105
Electric – 5.66%
AES 5.50% 4/15/25	135,000	126,225
AES Gener 144A 8.375% 12/18/73 #@●	200,000	208,000
Ameren Illinois
3.25% 3/1/25	110,000	112,065
9.75% 11/15/18	389,000	476,301
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	110,192
Appalachian Power
3.40% 6/1/25	330,000	325,310
4.45% 6/1/45	70,000	68,335
Cleveland Electric Illuminating 5.50% 8/15/24	230,000	262,546
CMS Energy 6.25% 2/1/20	190,000	217,673
ComEd Financing III 6.35% 3/15/33 @	190,000	198,842
Dominion Resources 1.90% 6/15/18	210,000	210,222
DTE Energy 144A 3.30% 6/15/22 #	115,000	116,826
Dynegy 7.625% 11/1/24	295,000	297,213
Electricite de France
144A 3.625% 10/13/25 #	100,000	99,822
144A 4.95% 10/13/45 #	160,000	159,124
144A 5.25% 1/29/49 #●	125,000	124,844
Enel 144A 8.75% 9/24/73 #●	200,000	231,000
Entergy 4.00% 7/15/22	305,000	313,905
Entergy Arkansas 3.70% 6/1/24	45,000	45,981
Exelon 3.95% 6/15/25	90,000	91,030
Integrys Holding 6.11% 12/1/66 @●	195,000	164,083
Interstate Power & Light 3.40% 8/15/25	85,000	85,993

NQ-023 [10/15] 12/15 (15596)     13

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
IPALCO Enterprises 144A 3.45% 7/15/20 #	125,000	$124,063
ITC Holdings 3.65% 6/15/24	70,000	70,421
Kansas City Power & Light 3.65% 8/15/25	255,000	259,338
LG&E & KU Energy 4.375% 10/1/21	380,000	411,714
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	50,294
MidAmerican Energy 4.25% 5/1/46	480,000	487,256
National Rural Utilities Cooperative Finance
2.30% 11/1/20	20,000	19,961
3.25% 11/1/25	15,000	15,066
4.75% 4/30/43 ●	190,000	189,430
NextEra Energy Capital Holdings
2.40% 9/15/19	265,000	263,117
3.625% 6/15/23	65,000	65,262
NV Energy 6.25% 11/15/20	100,000	115,748
Pennsylvania Electric 5.20% 4/1/20	175,000	189,839
Puget Energy 6.00% 9/1/21	65,000	74,700
SCANA 4.125% 2/1/22	85,000	84,671
Southern 2.75% 6/15/20	500,000	497,803
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	115,000	115,548
WEC Energy Group 3.55% 6/15/25	110,000	112,162
Xcel Energy 3.30% 6/1/25	230,000	228,028
		7,419,953
Energy – 3.50%
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	197,380
Continental Resources 4.50% 4/15/23	200,000	176,974
Dominion Gas Holdings
3.60% 12/15/24	115,000	113,672
4.60% 12/15/44	145,000	137,319
Ecopetrol 5.375% 6/26/26	80,000	74,750
Enbridge Energy Partners 8.05% 10/1/37 ●	245,000	223,563
Energy Transfer Partners 9.70% 3/15/19	127,000	150,463
Ensco 4.70% 3/15/21	270,000	243,246
Enterprise Products Operating 7.034% 1/15/68 ●	405,000	428,794
Gulfstream Natural Gas System 144A 4.60% 9/15/25 #	90,000	89,726
Kinder Morgan Energy Partners 9.00% 2/1/19	415,000	479,562
Newfield Exploration 5.625% 7/1/24	175,000	174,125
Noble Energy 5.05% 11/15/44	90,000	82,644
Petroleos Mexicanos 144A 4.25% 1/15/25 #	50,000	47,700
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	199,133
Plains All American Pipeline 8.75% 5/1/19	195,000	231,294
Pride International 6.875% 8/15/20	205,000	202,107
QEP Resources 5.375% 10/1/22	645,000	583,725

14     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Regency Energy Partners 5.875% 3/1/22	215,000	$221,078
Talisman Energy 5.50% 5/15/42	185,000	135,447
Woodside Finance
144A 3.65% 3/5/25 #	145,000	132,322
144A 8.75% 3/1/19 #	125,000	146,255
YPF
144A 8.75% 4/4/24 #	80,000	81,476
144A 8.875% 12/19/18 #	35,000	36,313
		4,589,068
Finance Companies – 0.61%
Affiliated Managers Group 3.50% 8/1/25	110,000	105,806
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	10,005
144A 4.875% 10/1/25 #	80,000	80,316
144A 6.75% 4/6/21 #	90,000	102,037
General Electric Capital
2.10% 12/11/19	65,000	65,198
7.125% 12/29/49 ●	200,000	235,250
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	200,000	201,674
		800,286
Insurance – 1.64%
ACE INA Holdings
2.875% 11/3/22	60,000	60,135
3.35% 5/3/26	95,000	95,445
4.35% 11/3/45	85,000	86,261
Highmark
144A 4.75% 5/15/21 #@	200,000	205,983
144A 6.125% 5/15/41 #@	30,000	30,215
MetLife 5.25% 12/29/49 ●	200,000	202,375
Prudential Financial
4.50% 11/15/20	50,000	54,238
5.375% 5/15/45 ●	95,000	95,594
5.625% 6/15/43 ●	95,000	99,655
5.875% 9/15/42 ●	245,000	260,925
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	95,000	96,280
144A 4.125% 11/1/24 #	425,000	433,515
Voya Financial 5.65% 5/15/53 ●	120,000	122,100
XLIT
4.45% 3/31/25	130,000	130,224

NQ-023 [10/15] 12/15 (15596)     15

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
5.50% 3/31/45	115,000	$110,703
6.50% 10/29/49 ●	80,000	64,016
		2,147,664
REITs – 1.05%
Carey (W.P.) 4.60% 4/1/24	90,000	91,042
CBL & Associates
4.60% 10/15/24	120,000	114,042
5.25% 12/1/23	20,000	20,516
Corporate Office Properties
3.60% 5/15/23	150,000	139,037
5.25% 2/15/24	85,000	86,810
DDR
7.875% 9/1/20	90,000	109,207
9.625% 3/15/16	150,000	154,507
Education Realty Operating Partnership 4.60% 12/1/24	115,000	114,817
Hospitality Properties Trust 4.50% 3/15/25	100,000	97,407
Host Hotels & Resorts
3.75% 10/15/23	135,000	130,699
4.50% 2/1/26	5,000	5,034
Kimco Realty 3.40% 11/1/22	25,000	25,053
Omega Healthcare Investors 144A 5.25% 1/15/26 #	80,000	82,724
Regency Centers 5.875% 6/15/17	95,000	100,937
UDR 4.00% 10/1/25	40,000	40,741
Ventas Realty 4.125% 1/15/26	65,000	65,169
		1,377,742
Technology – 1.33%
Apple 3.45% 2/9/45	240,000	207,573
Baidu 2.75% 6/9/19	245,000	244,919
Cisco Systems 1.65% 6/15/18	145,000	146,227
Flextronics International 144A 4.75% 6/15/25 #	140,000	136,850
Microsoft
4.20% 11/3/35	50,000	50,366
4.45% 11/3/45	40,000	40,657
Motorola Solutions 4.00% 9/1/24	105,000	92,826
Oracle 3.25% 5/15/30	100,000	93,906
QUALCOMM
3.00% 5/20/22	105,000	103,777
3.45% 5/20/25	95,000	91,344
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	199,954
Seagate HDD Cayman
4.75% 1/1/25	90,000	80,977

16     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Seagate HDD Cayman
144A 4.875% 6/1/27 #	60,000	$52,265
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	204,444
		1,746,085
Transportation – 0.72%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 # ⧫	70,000	67,637
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	51,800	52,383
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	90,000	87,907
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	25,000	25,356
Burlington Northern Santa Fe 3.65% 9/1/25	70,000	71,513
CSX 3.35% 11/1/25	115,000	115,153
FedEx 4.75% 11/15/45	70,000	69,330
HPHT Finance 15 144A 2.875% 3/17/20 #	200,000	200,420
Trinity Industries 4.55% 10/1/24 @	115,000	109,514
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	43,663	44,590
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	100,000	100,875
		944,678
Utilities – 0.10%
American Water Capital
3.40% 3/1/25	100,000	102,434
4.30% 9/1/45	35,000	36,082
		138,516
Total Corporate Bonds (cost $42,659,588)		41,566,777

Municipal Bonds – 1.12%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40	70,000	79,456
California State Various Purpose
5.00% 3/1/45	125,000	141,413
City of Chicago, Illinois
(Taxable Build America Bond) Series B 7.75% 1/1/42	150,000	154,644
Golden State, California Tobacco Securitization Settlement
Revenue (Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	80,000	67,946
5.75% 6/1/47	30,000	27,671

NQ-023 [10/15] 12/15 (15596)     17

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Golden State, California Tobacco Securitization Settlement
Revenue (Asset-Backed) Series A
5.00% 6/1/40	215,000	$239,583
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21	85,000	102,082
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/44	130,000	132,051
New York City, New York
Series I 5.00% 8/1/22	50,000	60,041
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	110,000	123,626
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	60,000	67,876
Texas Private Activity Bond Surface Transportation
Revenue Bond (Senior Lien Notes Mobility Partners
Segments 3)
6.75% 6/30/43 (AMT)	55,000	66,898
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A 5.00% 10/1/44	180,000	205,114
Total Municipal Bonds (cost $1,424,705)		1,468,401

Non-Agency Asset-Backed Securities – 7.73%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	87,013	91,047
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	365,000	364,869
Series 2014-4 A2 1.43% 6/17/19	180,000	179,785
American Express Credit Account Master Trust
Series 2014-1 A 0.566% 12/15/21 ●	1,200,000	1,194,671
Series 2014-3 A 1.49% 4/15/20	100,000	100,500
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.436% 5/15/20 ●	1,240,000	1,235,565
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	100,000	99,794
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	102,021
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	119,320
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	202,310
Bank of America Credit Card Trust
Series 2014-A3 A 0.486% 1/15/20 ●	265,000	264,425
Series 2015-A1 A 0.526% 6/15/20 ●	360,000	359,865
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	120,000	120,106

18     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	28,529	$28,601
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.276% 12/16/19 ●	110,000	109,508
Series 2007-A5 A5 0.236% 7/15/20 ●	155,000	153,760
Series 2014-A4 A4 0.567% 6/15/22 ●	120,000	118,647
Series 2015-A7 A7 1.45% 8/16/21	95,000	94,615
Chase Issuance Trust
Series 2013-A6 A6 0.616% 7/15/20 ●	150,000	149,929
Series 2014-A5 A5 0.566% 4/15/21 ●	125,000	124,425
Chesapeake Funding
Series 2014-1A A 144A 0.614% 3/7/26 #●	162,070	161,588
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.617% 7/24/20 ●	335,000	334,607
Series 2014-A9 A9 0.445% 11/23/18 ●	280,000	279,842
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	100,000	99,971
Discover Card Execution Note Trust
Series 2013-A1 A1 0.496% 8/17/20 ●	200,000	199,546
Series 2014-A1 A1 0.626% 7/15/21 ●	200,000	199,682
Series 2014-A3 A3 1.22% 10/15/19	200,000	200,501
Series 2015-A2 A 1.90% 10/17/22	110,000	109,897
Series 2015-A3 A 1.45% 3/15/21	120,000	119,689
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	98,805	97,122
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	90,000	89,817
Ford Credit Auto Owner Trust
Series 2014-2 A 144A 2.31% 4/15/26 #	155,000	156,213
GE Dealer Floorplan Master Note Trust
Series 2014-2 A 0.644% 10/20/19 ●	30,000	29,792
Golden Credit Card Trust
Series 2014-2A A 144A 0.646% 3/15/21 #●	500,000	497,482
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	100,000	99,772
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	49,000	47,202
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	100,000	100,070
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	125,000	124,970
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.566% 11/15/18 ●	140,000	139,982

NQ-023 [10/15] 12/15 (15596)     19

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	110,000	$109,993
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	160,000	159,947
Nissan Auto Receivables Owner Trust
Series 2015-C A2B 0.544% 11/15/18 ●	95,000	95,003
Penarth Master Issuer
Series 2015-1A A1 144A 0.597% 3/18/19 #●	150,000	149,616
PFS Financing
Series 2015-AA A 144A 0.816% 4/15/20 #●	100,000	99,472
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	99,738
Progress Residential Trust
Series 2015-SFR2 A 144A 2.74% 6/12/32 #	100,000	98,433
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,833
Series 2015-2 A 1.60% 4/15/21	155,000	154,949
Trade MAPS 1
Series 2013-1A A 144A 0.895% 12/10/18 #●	250,000	249,383
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	95,000	94,697
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	265,000	263,022
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	80,000	79,885
World Financial Network Credit Card Master Trust
Series 2015-A A 0.676% 2/15/22 ●	85,000	84,694
Total Non-Agency Asset-Backed Securities
(cost $10,179,876)		10,140,173

Non-Agency Collateralized Mortgage Obligations – 1.46%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	5,669	5,762
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 ϕ	300,000	298,348
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	92,593	92,761
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	47,104	50,007
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	61,067	62,982
Series 2007-A1 7A4 2.658% 7/25/35 ●	129,894	114,697
Series 2014-2 B1 144A 3.427% 6/25/29 #●	90,284	91,206
Series 2014-2 B2 144A 3.427% 6/25/29 #●	90,284	89,795

20     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	$100,809
Series 2015-4 B1 144A 3.637% 6/25/45 #●	99,464	96,730
Series 2015-4 B2 144A 3.637% 6/25/45 #●	99,464	94,657
JPMorgan Trust
Series 2015-1 B1 144A 2.664% 12/25/44 #●	99,442	98,368
Series 2015-6 B1 144A 3.657% 10/25/45 #●	100,000	99,945
Series 2015-6 B2 144A 3.657% 10/25/45 #●	100,000	97,945
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.689% 9/25/43 #●	95,379	94,924
Series 2014-2 A4 144A 3.50% 7/25/44 #●	83,318	84,457
Series 2015-1 B2 144A 3.898% 1/25/45 #●	49,175	49,603
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	33,723	34,421
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	105,000	105,000
Washington Mutual Alternative Mortgage Pass Through
Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	80,979	37,696
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.713% 4/25/36 ●	18,358	17,244
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.907% 3/20/45 #●	98,871	99,468
Total Non-Agency Collateralized Mortgage Obligations (cost $1,924,370)		1,916,825

Senior Secured Loans – 5.40%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	257,888	258,954
Aramark Tranche E 3.25% 9/7/19	145,836	146,017
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	160,000	156,320
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	314,251	311,480
Communications Sales & Leasing Tranche B 1st Lien
5.00% 10/24/22	134,663	127,368
DaVita Healthcare Partners Tranche B 1st Lien
3.50% 6/24/21	562,875	564,079
Emdeon 1st Lien 3.75% 11/2/18	568,734	566,127
Energy Transfer Equity 1st Lien 3.25% 12/2/19	125,000	119,687
FCA U.S. (Chrysler) Tranche B 3.50% 5/24/17	165,674	165,588
First Data Tranche B 1st Lien 4.197% 3/24/21	300,857	301,555
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	476,017	477,537
Houghton International 2nd Lien 9.75% 12/21/20	475,000	471,437
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	202,678	203,332
Immucor Tranche B2 1st Lien 5.00% 8/19/18	485,919	476,808
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	519,117	504,112

NQ-023 [10/15] 12/15 (15596)     21

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Landry’s Tranche B 1st Lien 4.00% 4/24/18		152,863	$153,221
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		250,000	250,937
Neiman Marcus Group 1st Lien 4.25% 10/25/20		193,523	189,125
Numericable U.S. 1st Lien 4.50% 5/21/20		164,961	163,312
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		142,714	141,119
Scientific Games International 1st Lien 6.00% 10/18/20		265,275	259,887
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19		160,029	159,629
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20		549,302	545,945
USI Insurance Services Tranche B 1st Lien
4.25% 12/27/19		184,804	183,186
Valeant Pharmaceuticals International Tranche BE 1st Lien
3.75% 8/5/20		199,049	185,514
Total Senior Secured Loans (cost $7,128,782)			7,082,276

Sovereign Bonds – 0.76%Δ
Australia – 0.02%
Australia Government Bond 3.25% 4/21/25	AUD	39,000	29,287
			29,287
Dominican Republic – 0.08%
Dominican Republic International Bond 144A
5.50% 1/27/25 #		100,000	99,250
			99,250
Germany – 0.03%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	37,000	40,815
			40,815
Indonesia – 0.14%
Indonesia Government International Bond 144A
5.125% 1/15/45 #		200,000	188,299
			188,299
Italy – 0.12%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	136,000	153,000
			153,000
Kazakhstan – 0.15%
Kazakhstan Government International Bond 144A
5.125% 7/21/25 #		200,000	199,605
			199,605
Mexico – 0.05%
Mexican Bonos 10.00% 12/5/24	MXN	882,000	68,445
			68,445
Peru – 0.04%
Peruvian Government International Bond 4.125% 8/25/27		46,000	46,460
			46,460

22     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Poland – 0.03%
Poland Government Bond 3.25% 7/25/25	PLN	155,000	$42,132
			42,132
South Africa – 0.05%
South Africa Government Bond 8.00% 1/31/30	ZAR	917,000	62,439
			62,439
Uruguay – 0.05%
Uruguay Government International Bond 4.375% 10/27/27		59,000	58,853
			58,853
Total Sovereign Bonds (cost $1,010,720)			988,585

Supranational Banks – 0.10%
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	360,000,000	23,815
Inter-American Development Bank 6.00% 9/5/17	INR	3,900,000	59,128
International Bank for Reconstruction & Development
4.625% 10/6/21	NZD	40,000	28,749
International Finance 3.625% 5/20/20	NZD	20,000	13,741
Total Supranational Banks (cost $139,426)			125,433

U.S. Treasury Obligations – 12.71%
U.S. Treasury Bonds
2.875% 8/15/45		3,550,000	3,508,469
U.S. Treasury Notes
1.375% 9/30/20 ∞		4,470,000	4,439,997
1.375% 10/31/20		3,755,000	3,727,900
2.00% 8/15/25		5,060,000	4,993,390
Total U.S. Treasury Obligations (cost $16,818,833)			16,669,756

		Number of Shares
Convertible Preferred Stock – 0.04%
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49		7	7,658
Chesapeake Energy 5.75% exercise price $26.10,
expiration date 12/31/49		16	7,200
Dominion Resources 6.125% exercise price $64.91,
expiration date 4/1/16		180	10,046
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16 @		405	7,715
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49		14	16,590
Total Convertible Preferred Stock (cost $77,971)			49,209

NQ-023 [10/15] 12/15 (15596)     23

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Number of Shares	Value (U.S. $)
Preferred Stock – 0.80%
Bank of America 6.10% ●	80,000	81,000
Integrys Energy Group 6.00% @●	4,400	112,338
National Retail Properties 5.70%	4,225	106,301
PNC Preferred Funding Trust II 1.56% #●	300,000	277,875
Public Storage 5.20%	4,400	108,724
U.S. Bancorp 3.50% ●	350	271,819
USB Realty 1.468% #@●	100,000	90,875
Total Preferred Stock (cost $1,018,375)		1,048,932

	Principal amount°
Short-Term Investments – 12.84%
Discount Notes – 6.85%≠
Federal Home Loan Bank
0.105% 11/3/15	486,640	486,640
0.12% 1/4/16	1,576,987	1,576,766
0.12% 1/25/16	879,582	879,418
0.14% 2/18/16	1,061,814	1,061,464
0.155% 2/3/16	1,041,278	1,040,982
0.17% 1/21/16	368,484	368,418
0.18% 2/26/16	638,720	638,493
0.18% 3/7/16	825,756	825,249
0.185% 1/19/16	459,984	459,904
0.19% 3/22/16	775,792	775,260
0.195% 12/2/15	651,493	651,477
0.295% 3/2/16	222,632	222,501
		8,986,572
Repurchase Agreements – 5.99%
Bank of America Merrill Lynch
0.04%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $1,319,378 (collateralized by U.S.
government obligations 3.625% 8/15/43;
market value $1,345,761)	1,319,373	1,319,373
Bank of Montreal
0.05%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $659,689 (collateralized by U.S.
government obligations 2.00%–4.50%
8/15/25–8/15/45;
market value $672,880)	659,687	659,687
BNP Paribas
0.06%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $5,870,642 (collateralized by U.S.
government obligations 0.00%–8.50%
2/29/16–11/15/44;
market value $5,988,026)	5,870,613	5,870,613

24     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
		7,849,673
Total Short-Term Investments (cost $16,835,233)		16,836,245

Total Value of Securities – 112.32%
(cost $148,510,409)		147,313,270
Liabilities Net of Receivables and Other Assets – (12.32%)★		(16,153,158)
Net Assets Applicable to 15,636,397 Shares Outstanding – 100.00%		$131,160,112

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2015, the aggregate value of Rule 144A securities was $24,270,228, which represents 18.50% of the Fund’s net assets.

@	Illiquid security. At Oct. 31, 2015, the aggregate value of illiquid securities was $2,283,352, which represents 1.74% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $90,797 cash collateral for swap contracts as of Oct. 31, 2015.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2015.

NQ-023 [10/15] 12/15 (15596)     25

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Oct. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
TD	EUR	(104,556)	USD	115,142	11/23/15	$154
TD	IDR	(363,477,220)	USD	26,765	11/23/15	441
						$595

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
27	Euro-Bund	$4,558,238	$4,666,802	12/8/15	$108,564
(2)	S&P 500 E-mini Index	(195,013)	(207,370)	12/21/15	(12,357)
(27)	U.S. Treasury 5 yr Notes	(3,235,810)	(3,233,883)	1/2/16	1,927
20	U.S. Treasury 10 yr Notes	2,556,887	2,553,750	12/22/15	(3,137)
19	U.S. Treasury Long Bonds	2,980,515	2,972,312	12/22/15	(8,203)
		$6,664,817			$86,794

Swap Contracts
CDS Contracts1

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]		Payments	Date	(Depreciation)[3]
	Protection Purchased:
ICE	JPMC - CDX.NA.HY.24		331,650	5.00%	6/20/20	$(625)
	JPMC - iTraxx Europe Crossover
ICE	Series 24.1	EUR	405,000	5.00%	12/20/20	(2,363)
JPMC	CDX.EM.24		613,480	1.00%	12/20/20	(2,397)
JPMC	People’s Republic of China		126,000	1.00%	9/20/20	(223)
						$(5,608)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

26     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(5,661).

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
EUR – European Monetary Unit
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
LB – Lehman Brothers
MXN – Mexican Peso
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

NQ-023 [10/15] 12/15 (15596)     27

Notes
Delaware Core Plus Bond Fund	October 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Fund – Delaware Core Plus Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commerical mortgage securities, and U.S. government agency mortagage securites, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

28     NQ-023 [10/15] 12/15 (15596)

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-023 [10/15] 12/15 (15596)     29

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-
& Mortgage-Backed Securities[1]	$—	$59,242,291	$105,000	$59,347,291
Corporate Debt	—	43,697,142	—	43,697,142
Municipal Bonds	—	1,468,401	—	1,468,401
Foreign Bonds	—	1,114,018	—	1,114,018
Senior Secured Loans	—	7,082,276	—	7,082,276
U.S. Treasury Obligations	—	16,669,756	—	16,669,756
Convertible Preferred Stock[1]	34,351	14,858	—	49,209
Preferred Stock[1]	599,182	449,750	—	1,048,932
Short-Term Investments	—	16,836,245	—	16,836,245
Total Value of Securities	$633,533	$146,574,737	$105,000	$147,313,270

Foreign Currency Exchange Contracts	$—	$595	$—	$595
Futures Contracts	86,794	—	—	86,794
Swap Contracts	—	(5,608)	—	(5,608)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	—	99.82%	0.18%	100.00%
Convertible Preferred Stock	69.81%	30.19%	—	100.00%
Preferred Stock	57.12%	42.88%	—	100.00%

During the period ended Oct. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

30     NQ-023 [10/15] 12/15 (15596)

Schedule of investments
Delaware Emerging Markets Debt Fund	October 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 70.98%
Banking – 13.54%
Akbank 144A 4.00% 1/24/20 #	300,000	$295,042
Banco Bilbao Vizcaya Argentaria Colombia 144A
4.875% 4/21/25 #	300,000	294,000
Banco Nacional de Comercio Exterior SNC 144A
4.375% 10/14/25 #	280,000	282,100
BBVA Bancomer
6.50% 3/10/21 ∞	250,000	278,363
144A 7.25% 4/22/20 #	100,000	111,508
Industrial & Commercial Bank of China 144A
4.875% 9/21/25 #	295,000	299,020
Trade & Development Bank of Mongolia 144A
9.375% 5/19/20 #	300,000	300,815
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #	300,000	303,261
Woori Bank 144A 4.75% 4/30/24 #	295,000	304,866
		2,468,975
Basic Industry – 10.08%
Corp Nacional del Cobre de Chile 144A 4.50% 9/16/25 #	305,000	303,359
GTL Trade Finance 144A 5.893% 4/29/24 #	150,000	126,480
Mexichem 144A 5.875% 9/17/44 #	300,000	269,625
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	250,000	252,318
144A 6.625% 10/14/22 #	200,000	205,250
OCP 144A 4.50% 10/22/25 #	500,000	480,802
Phosagro 144A 4.204% 2/13/18 #	200,000	200,125
		1,837,959
Capital Goods – 3.38%
Cemex Finance 144A 9.375% 10/12/22 #	250,000	273,125
Embraer Netherlands Finance 5.05% 6/15/25	200,000	192,000
Union Andina de Cementos 144A 5.875% 10/30/21 #	150,000	150,563
		615,688
Communications – 15.37%
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #∞	200,000	215,602
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #	200,000	179,000
Columbus International 144A 7.375% 3/30/21 #	250,000	260,937
Digicel Group 144A 8.25% 9/30/20 #∞	500,000	445,000
Grupo Televisa 5.00% 5/13/45 ∞	200,000	181,375
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	165,500
144A 6.625% 10/15/21 #	200,000	176,000
MTN Mauritius Investments 144A 4.755% 11/11/24 #	315,000	290,651
MTS International Funding 144A 5.00% 5/30/23 #	200,000	186,250

NQ-227 [10/15] 12/15 (15598)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	$196,497
VimpelCom Holdings 144A 6.255% 3/1/17 #∞	300,000	310,125
VTR Finance 144A 6.875% 1/15/24 #∞	200,000	194,000
		2,800,937
Consumer Cyclical – 2.90%
Cencosud 144A 5.15% 2/12/25 #	355,000	348,578
Tupy Overseas 144A 6.625% 7/17/24 #@∞	200,000	179,750
		528,328
Consumer Non-Cyclical - 4.27%
ENA Norte Trust 4.95% 4/25/23	217,242	223,325
JB 144A 3.75% 5/13/25 #	200,000	195,470
JBS Investments 144A 7.75% 10/28/20 #∞	200,000	214,100
JBS USA 144A 5.75% 6/15/25 #	150,000	145,875
		778,770
Electric – 4.39%
AES Gener
144A 5.00% 7/14/25 #	200,000	201,996
144A 8.375% 12/18/73 #@●∞	200,000	208,000
Eskom Holdings 144A 7.125% 2/11/25 #	200,000	186,484
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	200,000	203,830
		800,310
Energy – 10.46%
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	197,380
Ecopetrol 5.375% 6/26/26	195,000	182,203
KazMunayGas National JSC 144A 5.75% 4/30/43 #	200,000	154,875
Lukoil International Finance 144A 3.416% 4/24/18 #	200,000	195,837
ONGC Videsh 2.50% 5/7/18 ∞	200,000	199,880
Petrobras Global Finance
4.375% 5/20/23	105,000	76,781
4.875% 3/17/20	83,000	68,060
Petroleos Mexicanos 144A 4.25% 1/15/25 #	190,000	181,260
Petronas Global Sukuk 144A 2.707% 3/18/20 #	205,000	204,111
YPF
144A 8.75% 4/4/24 #	285,000	290,258
144A 8.875% 12/19/18 #	150,000	155,625
		1,906,270
Finance Companies – 2.22%
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #	200,000	203,750
144A 5.25% 7/15/29 #●∞	200,000	200,750
		404,500

2     NQ-227 [10/15] 12/15 (15598)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology – 2.69%
Baidu 2.75% 6/9/19	250,000	$249,917
Tencent Holdings 144A 3.375% 5/2/19 #	235,000	240,222
		490,139
Transportation – 1.68%
DP World 144A 6.85% 7/2/37 #	100,000	106,125
HPHT Finance 15 144A 2.875% 3/17/20 #	200,000	200,420
		306,545
Total Corporate Bonds (cost $13,124,268)		12,938,421

Regional Bond – 1.39%Δ
Argentina – 1.39%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #	245,000	252,963
Total Regional Bond (cost $241,972)		252,963

Senior Secured Loan – 2.52%«
Republic of Angola (Unsecured) 6.25% 12/16/23 @	510,000	459,000
Total Senior Secured Loan (cost $510,000)		459,000

Sovereign Bonds – 14.70%Δ
Brazil – 0.83%
Brazilian Government International Bond 5.00% 1/27/45	200,000	151,000
		151,000
Colombia – 0.98%
Colombia Government International Bond 5.00% 6/15/45	200,000	178,500
		178,500
Costa Rica – 0.85%
Costa Rica Government International Bond
5.625% 4/30/43	200,000	154,500
		154,500
Dominican Republic – 2.18%
Dominican Republic International Bond 144A
5.50% 1/27/25 #	400,000	397,000
		397,000
Hungary – 0.91%
Hungary Government International Bond 5.375% 3/25/24	150,000	166,125
		166,125
Indonesia – 1.03%
Indonesia Government International Bond 144A
5.125% 1/15/45 #	200,000	188,299
		188,299

NQ-227 [10/15] 12/15 (15598)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Kazakhstan – 1.09%
Kazakhstan Government International Bond 144A
5.125% 7/21/25 #		200,000	$199,605
			199,605
Mexico – 0.81%
Mexican Bonos 7.50% 6/3/27	MXN	2,212,000	147,804
			147,804
Namibia – 1.09%
Namibia International Bonds 144A 5.25% 10/29/25 #		200,000	198,750
			198,750
Pakistan – 1.05%
Pakistan Government International Bond 144A
7.875% 3/31/36 #		200,000	191,064
			191,064
Peru – 0.07%
Peruvian Government International Bond 4.125% 8/25/27		13,000	13,130
			13,130
Serbia – 1.13%
Republic of Serbia 144A 4.875% 2/25/20 #		200,000	206,930
			206,930
Sri Lanka – 2.13%
Sri Lanka Government International Bond
144A 6.125% 6/3/25 #		200,000	189,796
144A 6.85% 11/3/25 #		200,000	198,013
			387,809
Uruguay – 0.55%
Uruguay Government International Bond 4.375% 10/27/27		100,000	99,750
			99,750
Total Sovereign Bonds (cost $2,718,090)			2,680,266

Supranational Bank – 1.66%
African Export-Import Bank 3.875% 6/4/18		300,000	303,375
Total Supranational Bank (cost $302,521)			303,375

Short-Term Investments – 4.00%
Repurchase Agreements – 4.00%
Bank of America Merrill Lynch
0.04%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $122,582 (collateralized by U.S.
government obligations 3.625% 8/15/43;
market value $125,033)		122,581	122,581

4     NQ-227 [10/15] 12/15 (15598)

(Unaudited)

	Principal amount	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.05%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $61,291 (collateralized by U.S.
government obligations 2.00%-4.50%
8/15/25-8/15/45;
market value $62,516)	61,291	$61,291
BNP Paribas
0.06%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $545,434 (collateralized by U.S.
government obligations 0.00%-8.50%
2/29/16-11/15/44;
market value $556,340)	545,431	545,431
Total Short-Term Investments (cost $729,303)		729,303

Total Value of Securities – 95.25%
(cost $17,626,154)		17,363,328

Receivables and Other Assets Net of Liabilities – 4.75%		866,307
Net Assets Applicable to 2,279,745 Shares Outstanding – 100.00%		$18,229,635

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2015, the aggregate value of Rule 144A securities was $13,111,557, which represents 71.92% of the Fund’s net assets.

@	Illiquid security. At Oct. 31, 2015, the aggregate value of illiquid securities was $846,750, which represents 4.64% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for borrowing transactions.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2015.

NQ-227 [10/15] 12/15 (15598)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Oct. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
UBS	INR	9,796,370	USD	(150,505)	11/23/15	$(1,335)
UBS	MXN	2,989,636	USD	(180,920)	11/23/15	(353)
						$(1,688)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
INR – Indian Rupee
MXN – Mexican Peso
UBS – Union Bank of Switzerland
USD – U.S. Dollar

6     NQ-227 [10/15] 12/15 (15598)

Notes
Delaware Emerging Markets Debt Fund	October 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Short sales — The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

NQ-227 [10/15] 12/15 (15598)     7

(Unaudited)

Leverage — The Fund may employ leverage to attempt to take advantage of or increase the total return of attractive investment opportunities. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33 1/3 per cent of the Fund’s total assets, measured at the time the leverage is employed. To the extent that the Fund initiates leverage, such leverage may include reverse repurchase agreements and/or borrowing through a margin account maintained with a broker. At Oct. 31, 2015, the Fund had no outstanding borrowing.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-227 [10/15] 12/15 (15598)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2015:

Securities	Level 2	Level 3	Total
Corporate Debt	$12,938,421	$—	$12,938,421
Foreign Debt	3,236,604	—	3,236,604
Senior Secured Loan	—	459,000	459,000
Short-Term Investments	729,303	—	729,303
Total Value of Securities	$16,904,328	$459,000	$17,363,328
Foreign Currency Exchange Contracts	$(1,688)	$—	$(1,688)

During the period ended Oct. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Secured Loan
Balance as of 7/31/15	$495,975
Net change in unrealized appreciation (depreciation)	(36,975)
Balance as of 10/31/15	$459,000

Sensitivity Analysis

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (1) the type of security, (2) the size of the holding, (3) the initial cost of the security, (4) the existence of any contractual restrictions of the security’s disposition, (5) the price and extent of public trading in similar securities of the issuer or of comparable companies, (6) quotations or evaluated prices from broker-dealers and/or pricing services, (7) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (8) an analysis of the company’s financial statements, and (9) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

NQ-227 [10/15] 12/15 (15598)     9

(Unaudited)

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative Information about Level 3 Fair Value Measurements

Range (Weighted
Fair Value at 10/31/15	Valuation Technique(s)	Unobservable Input	Average)
Senior Secured		Market pricing of
Loan $459,000	Broker Quote	securities	N/A

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

10     NQ-227 [10/15] 12/15 (15598)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: